VVIF Capital Growth Portfolio

Schedule of Investments (unaudited)
As of March 31, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-
PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (95.4%)
Communication Services (7.0%)
* Alphabet Inc. Class C	29,620	34,442
* Alphabet Inc. Class A	29,500	34,278
* Baidu Inc. ADR	124,800	12,579
* Activision Blizzard Inc.	160,300	9,535
Walt Disney Co.	97,000	9,370
* Charter Communications Inc. Class A	7,200	3,141
* Facebook Inc. Class A	16,600	2,769
Comcast Corp. Class A	43,900	1,509
		107,623
Consumer Discretionary (9.9%)
* Alibaba Group Holding Ltd. ADR	231,800	45,081
Sony Corp. ADR	469,300	27,773
Ross Stores Inc.	213,900	18,603
* Amazon.com Inc.	7,200	14,038
TJX Cos. Inc.	254,600	12,172
Whirlpool Corp.	116,000	9,953
* Tesla Inc.	14,400	7,546
* Mattel Inc.	669,500	5,898
Carnival Corp.	209,400	2,758
L Brands Inc.	238,300	2,755
Royal Caribbean Cruises Ltd.	78,000	2,509
eBay Inc.	46,800	1,407
Marriott International Inc. Class A	11,100	830
		151,323
Energy (0.7%)
Pioneer Natural Resources Co.	64,200	4,504
Hess Corp.	131,200	4,369
EOG Resources Inc.	43,200	1,552
* Transocean Ltd.	169,200	196
		10,621
Financials (6.7%)
JPMorgan Chase & Co.	287,800	25,910
Wells Fargo & Co.	837,400	24,033
Charles Schwab Corp.	461,000	15,499
Marsh & McLennan Cos. Inc.	170,700	14,759
Bank of America Corp.	549,000	11,655
Progressive Corp.	44,500	3,286
Discover Financial Services	82,500	2,943
US Bancorp	81,300	2,801
Citigroup Inc.	41,900	1,765
		102,651
Health Care (29.3%)
Eli Lilly & Co.	651,871	90,428

* Biogen Inc.	264,200	83,588
Amgen Inc.	297,771	60,367
AstraZeneca plc ADR	791,400	35,344
Novartis AG ADR	397,550	32,778
* Boston Scientific Corp.	847,702	27,660
Roche Holding AG	78,516	25,262
Thermo Fisher Scientific Inc.	69,500	19,710
* BioMarin Pharmaceutical Inc.	170,800	14,433
Bristol-Myers Squibb Co.	242,600	13,523
* Elanco Animal Health Inc.	450,316	10,083
Abbott Laboratories	106,200	8,380
Medtronic plc	63,300	5,708
CVS Health Corp.	82,600	4,901
1 Siemens Healthineers AG	96,400	3,726
* Alcon Inc.	70,410	3,578
Zimmer Biomet Holdings Inc.	30,000	3,032
Merck & Co. Inc.	36,200	2,785
Agilent Technologies Inc.	26,500	1,898
Stryker Corp.	11,100	1,848
Sanofi ADR	36,800	1,609
		450,641
Industrials (13.2%)
Southwest Airlines Co.	978,150	34,832
FedEx Corp.	266,400	32,304
Siemens AG	298,111	24,963
Airbus SE	296,100	19,093
Caterpillar Inc.	153,500	17,812
* United Airlines Holdings Inc.	455,700	14,377
Union Pacific Corp.	76,300	10,761
Delta Air Lines Inc.	334,000	9,529
American Airlines Group Inc.	543,900	6,630
United Technologies Corp.	56,300	5,311
United Parcel Service Inc. Class B	47,850	4,470
Alaska Air Group Inc.	143,000	4,071
Honeywell International Inc.	28,800	3,853
TransDigm Group Inc.	9,850	3,154
Textron Inc.	102,000	2,720
AMETEK Inc.	27,800	2,002
CSX Corp.	34,200	1,960
General Dynamics Corp.	14,200	1,879
Deere & Co.	12,400	1,713
Pentair plc	23,700	705
nVent Electric plc	23,700	400
		202,539
Information Technology (28.2%)
* Adobe Inc.	254,100	80,865
Microsoft Corp.	481,800	75,985
Texas Instruments Inc.	507,000	50,664
* Micron Technology Inc.	885,400	37,240
QUALCOMM Inc.	326,800	22,108
Intel Corp.	403,500	21,837
KLA Corp.	142,600	20,497
* Telefonaktiebolaget LM Ericsson ADR	2,085,100	16,868
NVIDIA Corp.	54,000	14,234
NetApp Inc.	336,100	14,012
Intuit Inc.	48,600	11,178

Hewlett Packard Enterprise Co.		1,140,550	11,075
HP Inc.		584,750	10,151
Oracle Corp.		194,500	9,400
Analog Devices Inc.		86,800	7,782
Visa Inc. Class A		46,000	7,411
Cisco Systems Inc.		155,600	6,117
Apple Inc.		12,500	3,179
* PayPal Holdings Inc.		31,700	3,035
Corning Inc.		127,350	2,616
Entegris Inc.		46,900	2,100
Applied Materials Inc.		42,000	1,924
Mastercard Inc. Class A		6,200	1,498
* BlackBerry Ltd.		195,800	809
Plantronics Inc.		71,650	721
			433,306
Materials (0.4%)
Albemarle Corp.		63,900	3,602
DuPont de Nemours Inc.		23,866	814
Dow Inc.		23,866	698
Corteva Inc.		23,866	561
			5,675
Total Common Stocks (Cost $1,097,178)			1,464,379
	Coupon
Temporary Cash Investment (2.3%)
Money Market Fund (2.3%)
2 Vanguard Market Liquidity Fund (Cost
$35,026)	0.943%	350,152	34,973

Total Investments (97.7%) (Cost $1,132,204)			1,499,352
Other Asset and Liabilities-Net (2.3%)			35,875
Net Assets (100%)			1,535,227
Cost rounded to $000.

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of this security represented 0.2% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in
Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,391,335	73,044	—	1,464,379
Temporary Cash Investments	34,973	—	—	34,973
Total	1,426,308	73,044	—	1,499,352